2015 PRIVATE PLACEMENT FINANCING - Additional Information (Details) - USD ($)					12 Months Ended
	Nov. 06, 2020	Jun. 22, 2020	Jun. 04, 2020	Jun. 03, 2020	Sep. 30, 2021	Sep. 30, 2020
Private Placement [Line Items]
Proceeds from exercise of warrants					$ 0	$ 932,728
2015 Private Placement [Member] | Series D warrant
Private Placement [Line Items]
Proceeds from exercise of warrants		$ 82,000		$ 850,000
Common Stock Issuance Upon Exercise Of Warrants		454,546		4,727,273
2015 Private Placement [Member] | Series J warrant
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25	$ 0.25
Common Stock Issuance Upon Exercise Of Warrants	3,375,000	340,910	3,545,454
Exercise term of warrants	30 months	1 year	1 year